SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2012
SHORT-TERM BORROWINGS
Short-term borrowings

11.  SHORT-TERM BORROWINGS

In June 2012, the Group entered into a contract with China Construction Bank for a loan facility of up to US$72.75 million. The facility has a maturity of 12 months and is collateralized by a bank deposit of RMB500 million provided by one of the Company’s wholly-owned subsidiaries. As of December 31, 2012, the Group obtained three borrowings of RMB453.5 million (US$72.75 million) in aggregate under the facility. The interest rate of borrowings is 2.3679%, 2.3606% and 2.3551% per annum, respectively. The Company is in compliance with the loan covenant at December 31, 2012.

In July 2012, the Group entered into a contract with Agricultural Bank of China for a loan facility of RMB500 million. The facility has a maturity of 3 months and is pledged by a bank deposit of RMB500 million of one of the Company’s subsidiaries.  The Group obtained four borrowings of RMB490 million in aggregate under the facility. The interest rate of borrowings is 2.85% per annum. The borrowing was repaid at the end of October, 2012.